Fair Value Measurements (Tables)	12 Months Ended
Aug. 02, 2015
Fair Value Disclosures [Abstract]
Fair Value, Assets And Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents our financial assets and liabilities that are measured at fair value on a recurring basis as of August 2, 2015, and August 3, 2014, consistent with the fair value hierarchy:

	Fair Value as of August 2, 2015	Fair Value Measurements at August 2, 2015 Using Fair Value Hierarchy			Fair Value as of August 3, 2014	Fair Value Measurements at August 3, 2014 Using Fair Value Hierarchy
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Forward starting interest rate swaps(1)	$—	$—	$—	$—	$11	$—	$11	$—
Foreign exchange forward contracts(2)	12	—	12	—	2	—	2	—
Commodity derivative contracts(3)	1	1	—	—	2	1	1	—
Cross-currency swap contracts(4)	40	—	40	—	—	—	—	—
Deferred compensation derivative contracts(5)	1	—	1	—	—	—	—	—
Total assets at fair value	$54	$1	$53	$—	$15	$1	$14	$—

	Fair Value as of August 2, 2015	Fair Value Measurements at August 2, 2015 Using Fair Value Hierarchy			Fair Value as of August 3, 2014	Fair Value Measurements at August 3, 2014 Using Fair Value Hierarchy
		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Liabilities
Forward starting interest rate swaps(1)	$8	$—	$8	$—	$—	$—	$—	$—
Foreign exchange forward contracts(2)	2	—	2	—	3	—	3	—
Commodity derivative contracts(3)	10	10	—	—	11	11	—	—
Cross-currency swap contracts(4)	—	—	—	—	6	—	6	—
Deferred compensation derivative contracts(5)	—	—	—	—	3	—	3	—
Deferred compensation obligation(6)	120	120	—	—	123	123	—	—
Total liabilities at fair value	$140	$130	$10	$—	$146	$134	$12	$—
___________________________________

(1)	Based on LIBOR swap rates.

(2)	Based on observable market transactions of spot currency rates and forward rates.

(3)	Based on quoted futures exchanges and on observable prices of futures and options transactions in the marketplace.

(4)	Based on observable local benchmarks for currency and interest rates.

(5)	Based on LIBOR and equity index swap rates.

(6)	Based on the fair value of the participants’ investments.

Fair Value, Assets Measure on Nonrecurring Basis [Table Text Block]
The following table presents our fair value measurements of intangible assets that were recognized in the year ended July 28,
2013:

	2013
Intangible assets	Impairment	Fair Value
Blå Band	$1	$19
Heisse Tasse	$4	$6
Isomitta	$8	$4
Royco	$23	$53